united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 11/30/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2018

Par Value		Coupon Rate (%)	Maturity	Fair Value
	BONDS - 96.4%
	AEROSPACE - 2.0%
$143,000	Embraer Netherlands Finance BV	5.0500	6/15/2025	$145,145
57,000	Embraer Netherlands Finance BV	5.4000	2/1/2027	58,710
35,000	Northrop Grumman Corp.	3.2500	1/15/2028	32,597
60,000	Rockwell Collins, Inc.	3.2000	3/15/2024	57,434
				293,886
	BANKS - 16.8%
70,000	Bank of America Corp., Quarterly US LIBOR +1.0400% *	3.4190	12/20/2028	64,554
143,000	Bank of America Corp., Quarterly US LIBOR +1.0400% *	3.4990	5/17/2022	142,292
145,000	Bank of America Corp.	4.0000	1/22/2025	140,750
138,000	Bank of America Corp.	4.4500	3/3/2026	135,928
143,000	Bank of New York Mellon Corp.	2.6000	8/17/2020	141,446
130,000	Bank of Nova Scotia	4.5000	12/16/2025	128,699
138,000	Goldman Sachs Group, Inc.	2.3000	12/13/2019	136,569
147,000	Goldman Sachs Group, Inc.	2.8750	2/25/2021	144,244
147,000	Goldman Sachs Group, Inc., Quarterly US LIBOR +0.8210% *	2.8760	10/31/2022	141,864
37,000	Goldman Sachs Group, Inc.	3.5000	11/16/2026	34,108
149,000	Goldman Sachs Group, Inc., Quarterly US LIBOR +1.1580% *	3.8140	4/23/2029	138,659
150,000	Kreditanstalt fuer Wiederaufbau	1.6250	3/15/2021	145,728
148,000	Morgan Stanley	2.6250	11/17/2021	143,323
145,000	Morgan Stanley	2.6500	1/27/2020	143,824
42,000	Morgan Stanley	3.9500	4/23/2027	39,475
70,000	Santander UK Group Holdings PLC	3.1250	1/8/2021	68,599
144,000	Santander UK PLC	2.3750	3/16/2020	141,717
143,000	State Street Corp.	2.5500	8/18/2020	141,011
155,000	State Street Corp.	2.6500	5/19/2026	142,391
109,000	State Street Corp.	3.5500	8/18/2025	106,920
				2,422,101
	BEVERAGES - 2.0%
139,000	Anheuser-Busch InBev Worldwide, Inc.	3.7500	1/15/2022	138,522
145,000	PepsiCo, Inc.	3.1000	7/17/2022	143,662
				282,184
	BIOTECHNOLOGY - 7.1%
142,000	Biogen, Inc.	2.9000	9/15/2020	140,412
140,000	Biogen, Inc.	3.6250	9/15/2022	139,649
145,000	Celgene Corp.	2.8750	8/15/2020	143,231
154,000	Celgene Corp.	3.4500	11/15/2027	139,875
145,000	Celgene Corp.	3.5500	8/15/2022	142,919
145,000	Gilead Sciences, Inc.	2.5500	9/1/2020	143,096
36,000	Gilead Sciences, Inc.	3.2500	9/1/2022	35,586
146,000	Gilead Sciences, Inc.	3.6500	3/1/2026	141,910
				1,026,678
	COMMERCIAL SERVICES - 1.9%
141,000	Automatic Data Processing, Inc.	3.3750	9/15/2025	139,242
142,000	S&P Global, Inc.	3.3000	8/14/2020	141,425
				280,667
	COMPUTERS - 2.1%
142,000	DXC Technology Co.	4.2500	4/15/2024	139,146
140,000	Hewlett Packard Enterprise Co.	4.4000	10/15/2022	142,324
30,000	Seagate HDD Cayman	4.8750	6/1/2027	26,771
				308,241
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
146,000	BlackRock, Inc.	3.2000	3/15/2027	139,474

	ELECTRIC - 6.0%
146,000	DTE Energy Co.	3.8000	3/15/2027	140,792
145,000	Exelon Corp.	2.8500	6/15/2020	143,277
145,000	Exelon Corp.	3.4970	6/1/2022	140,707
13,000	Exelon Generation Co. LLC	2.9500	1/15/2020	12,921
142,000	Exelon Generation Co. LLC	3.4000	3/15/2022	139,912
150,000	NSTAR Electric Co.	3.2000	5/15/2027	142,284
145,000	PSEG Power LLC	3.0000	6/15/2021	142,683
				862,576

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2018

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS - 96.4% (Continued)
	ELECTRONICS - 1.9%
$140,000	Flex Ltd.	4.7500	6/15/2025	$135,640
140,000	Keysight Technologies, Inc.	4.5500	10/30/2024	140,261
				275,901
	FOOD - 2.6%
24,000	General Mills, Inc.	3.7000	10/17/2023	23,581
35,000	Kellogg Co.	2.6500	12/1/2023	32,770
145,000	Kellogg Co.	4.3000	5/15/2028	142,066
148,000	McCormick & Co., Inc.	3.1500	8/15/2024	141,430
42,000	Mondelez International, Inc.	4.1250	5/7/2028	40,885
				380,732
	FOREST PRODUCTS & PAPER - 1.6%
100,000	Fibria Overseas Finance Ltd.	4.0000	1/14/2025	94,485
140,000	Fibria Overseas Finance Ltd.	5.5000	1/17/2027	140,385
				234,870
	HEALTHCARE-PRODUCTS - 3.9%
117,000	Abbott Laboratories	2.9000	11/30/2021	114,359
101,000	Abbott Laboratories	3.4000	11/30/2023	99,577
128,000	Medtronic, Inc.	2.5000	3/15/2020	126,938
142,000	Medtronic, Inc.	3.1500	3/15/2022	139,982
80,000	Medtronic, Inc.	3.5000	3/15/2025	78,402
				559,258
	HEALTHCARE-SERVICES - 2.0%
150,000	Aetna, Inc.	2.8000	6/15/2023	141,978
145,000	UnitedHealth Group, Inc.	3.3500	7/15/2022	144,262
				286,240
	INTERNET - 1.0%
140,000	eBay, Inc.	3.8000	3/9/2022	140,177

	MACHINERY-DIVERSIFIED - 1.0%
140,000	CNH Industrial NV	4.5000	8/15/2023	140,350
7,000	John Deere Capital Corp.	2.8000	3/6/2023	6,787
				147,137
	MEDIA - 2.0%
147,000	Comcast Corp.	3.0000	2/1/2024	141,846
154,000	Comcast Corp.	3.3000	2/1/2027	144,521
				286,367
	MULTI-NATIONAL - 7.0%
155,000	Asian Development Bank	2.0000	4/24/2026	143,985
150,000	Asian Development Bank	2.6250	1/12/2027	144,208
5,000	Council Of Europe Development Bank	1.5000	5/17/2019	4,973
6,000	Council Of Europe Development Bank	1.6250	3/16/2021	5,830
139,000	Council Of Europe Development Bank	1.8750	1/27/2020	137,430
60,000	European Investment Bank	2.2500	3/15/2022	58,622
146,000	Inter-American Development Bank	2.1250	1/18/2022	142,191
90,000	International Bank for Reconstruction & Development	1.3750	5/24/2021	86,737
140,000	International Bank for Reconstruction & Development	1.6250	3/9/2021	136,133
150,000	International Bank for Reconstruction & Development	1.7500	4/19/2023	142,673
				1,002,782
	OIL & GAS - 4.1%
30,000	BP Capital Markets PLC	2.3150	2/13/2020	29,680
142,000	BP Capital Markets PLC	3.0620	3/17/2022	139,483
145,000	BP Capital Markets PLC	3.2240	4/14/2024	140,677
146,000	BP Capital Markets PLC	3.5060	3/17/2025	142,446
133,000	ConocoPhillips Co.	4.9500	3/15/2026	140,363
				592,649

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2018

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS - 96.4% (Continued)
	PHARMACEUTICALS - 7.2%
$217,000	AbbVie, Inc.	2.8500	5/14/2023	$207,037
143,000	Allergan Funding SCS	3.0000	3/12/2020	142,111
65,000	Allergan Funding SCS	3.8000	3/15/2025	62,477
90,000	Bristol-Myers Squibb Co.	3.2500	2/27/2027	86,486
150,000	CVS Health Corp.	2.1250	6/1/2021	144,038
130,000	CVS Health Corp.	2.8750	6/1/2026	117,329
145,000	CVS Health Corp.	3.5000	7/20/2022	143,118
145,000	Pfizer, Inc.	1.9500	6/3/2021	140,887
				1,043,483
	PIPELINES - 3.5%
150,000	Andeavor Logistics LP	4.2500	12/1/2027	139,962
206,000	Andeavor Logistics LP	5.5000	10/15/2019	208,833
18,000	Andeavor Logistics LP	6.3750	5/1/2024	18,878
127,000	ONEOK, Inc.	7.5000	9/1/2023	143,388
				511,061
	REAL ESTATE - 1.0%
137,000	CBRE Services, Inc.	4.8750	3/1/2026	138,728

	REITS - 1.0%
145,000	HCP, Inc.	4.0000	12/1/2022	143,659

	SEMICONDUCTORS - 6.9%
145,000	Analog Devices, Inc.	3.1250	12/5/2023	139,578
145,000	Intel Corp.	2.4500	7/29/2020	143,675
144,000	Intel Corp.	2.8750	5/11/2024	138,521
143,000	Intel Corp.	3.1000	7/29/2022	141,747
143,000	Lam Research Corp.	2.7500	3/15/2020	141,737
150,000	Lam Research Corp.	2.8000	6/15/2021	147,136
140,000	Lam Research Corp.	3.8000	3/15/2025	137,283
				989,677
	SOFTWARE - 2.0%
150,000	Citrix Systems, Inc.	4.5000	12/1/2027	141,058
150,000	Oracle Corp.	2.4000	9/15/2023	141,849
				282,907
	SOVEREIGN - 1.4%
150,000	Export Development Canada	1.3750	10/21/2021	143,493
65,000	Export Development Canada	2.5000	1/24/2023	63,756
				207,249
	TELECOMMUNICATIONS - 6.4%
140,000	AT&T, Inc.	4.6000	2/15/2021	142,516
137,000	AT&T, Inc.	5.0000	3/1/2021	140,824
125,000	AT&T, Inc.	5.2000	3/15/2020	127,855
138,000	AT&T, Inc.	5.8750	10/1/2019	141,018
145,000	Cisco Systems, Inc.	2.4500	6/15/2020	143,532
65,000	Cisco Systems, Inc.	3.0000	6/15/2022	64,058
163,000	Vodafone Group PLC	4.3750	5/30/2028	156,721
				916,524
	TRANSPORTATION - 1.0%
150,000	United Parcel Service, Inc.	2.5000	4/1/2023	144,569

	TOTAL BONDS (Cost $14,216,970)			13,899,777

	TOTAL INVESTMENTS - 96.4% (Cost $14,216,970)			$13,899,777
	OTHER ASSETS LESS LIABILITIES - 3.6%			512,614
	NET ASSETS - 100.0%			$14,412,391

LLC - Limited Liability Company
PLC - Public Limited Company
* Variable rate, rate shown represents the rate shown at November 30, 2018

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2018

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update (“ASU”) 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2018 for the Fund's assets and liabilities measured at fair value:

			Level 3
		Level 2	(Other Significant
	Level 1	(Other Significant	Unobservable
Assets *	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Bonds	$-	$13,899,777	$-	$13,899,777
Total	$-	$13,899,777	$-	$13,899,777
* Refer to the Portfolio of Investments for classifications
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2018

Fluctuation of Net Asset Value Risk - The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

Index Risk - Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Index. Therefore, they would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at November 30, 2018, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$14,216,970	$2,072	$(319,265)	$(317,193)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 1/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 1/25/2019

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 1/25/2019